CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 74,568	$ 10,812	¥ 173,240	¥ 378,264
Cost of revenues:
Funding cost	(22)	(3)	(583)	(16,525)
( Provision )/Reversal for credit losses	(22,382)	(3,245)	1,934	(45,090)
Origination and servicing cost	(41,291)	(5,987)	(94,186)	(100,760)
( Cost on )/Recover of guarantee	1,082	157	4,689	(100,347)
Service cost charged by Jimu Group-related party	(75)	(11)	(1,574)	(23,052)
Cost of revenues	(62,688)	(9,089)	(89,720)	(285,774)
Gross profit	11,880	1,723	83,520	92,490
Operating expenses:
Sales and marketing expenses	(27,154)	(3,937)	(40,936)	(44,697)
General and administrative expenses	(50,298)	(7,293)	(88,111)	(147,753)
Research and development expenses	(15,960)	(2,314)	(22,714)	(37,521)
Impairment loss of goodwill and intangible assets			(3,096)	(69,358)
Total operating expenses	(93,412)	(13,544)	(154,857)	(299,329)
Operating loss	(81,532)	(11,821)	(71,337)	(206,839)
(Loss)/gain from equity method investments	0		0	(11,523)
Loss from disposal of a subsidiary	(2,176)	(315)	(5,498)
Impairment loss of long-term investments	(86,600)	(12,556)		(15,908)
Interest expenses, net	(24,138)	(3,500)	(32,453)	(34,332)
Other income/(expense), net	411	60	7,340	21,658
Loss before income tax expense	(194,035)	(28,132)	(101,948)	(246,944)
Income tax expense	(2,522)	(366)	(6,872)	(49,196)
Net loss	(196,557)	(28,498)	(108,820)	(296,140)
Net loss attributable to non-controlling interest	(6,374)	(924)	(7,091)	(2,205)
Net loss attributable to Pintec Technology Holdings Limited shareholders	(190,183)	(27,574)	(101,729)	(293,935)
Other comprehensive (loss)/income:
Fair value change in available for sale investment			(91)	(421)
Foreign currency translation adjustments, net of nil tax	6,565	952	(10,702)	(22,556)
Total other comprehensive (loss)/income	6,565	952	(10,793)	(22,977)
Total comprehensive loss	(189,992)	(27,546)	(119,613)	(319,117)
Total comprehensive loss attributable to non-controlling interest	(6,374)	(924)	(7,091)	(2,205)
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	¥ (183,618)	$ (26,622)	¥ (112,522)	¥ (316,912)
Loss per ordinary share
Basic | (per share)	¥ (0.63)	$ (0.09)	¥ (0.34)	¥ (0.99)
Diluted | (per share)	¥ (0.63)	$ (0.09)	¥ (0.34)	¥ (0.99)
Weighted average number of ordinary shares outstanding
Basic | shares	300,112,189	300,112,189	299,714,670	297,334,389
Diluted | shares	300,112,189	300,112,189	299,714,670	297,334,389
Cost of revenues
Share-based compensation expenses included in
Share Based Compensation Expense	¥ 67	$ 10	¥ (13)	¥ 18
Sales and marketing expenses
Share-based compensation expenses included in
Share Based Compensation Expense			354	3,182
General and administrative expenses
Share-based compensation expenses included in
Share Based Compensation Expense	1,952	283	2,370	7,054
Research and development expenses
Share-based compensation expenses included in
Share Based Compensation Expense	2,515	365	1,082	1,644
Technical service fees
Revenues:
Total revenues	51,571	7,477	115,272	330,665
Installment service fees
Revenues:
Total revenues	14,143	2,051	16,949	42,707
Wealth management service fees and others
Revenues:
Total revenues	¥ 8,854	$ 1,284	¥ 41,019	¥ 4,892